UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
October 27, 2011

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.


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Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	7771
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ELEC PWR              COM              025537101      177     4650 SH       SOLE                     4650
CARDINAL HEALTH                COM              14149Y108       94     2240 SH       SOLE                     2240
CATERPILLAR INC                COM              149123101       54      730 SH       SOLE                      730
CHEVRON CORP                   COM              166764100       16      175 SH       SOLE                      175
CISCO SYSTEMS                  COM              17275R102      157    10155 SH       SOLE                    10155
CONOCOPHILLIPS                 COM              20825c104       72     1135 SH       SOLE                     1135
CONSOLIDATED EDISON            COM              209115104      365     6400 SH       SOLE                     6400
COSTCO                         COM              22160K105      457     5570 SH       SOLE                     5570
DANAHER                        COM              235851102        8      200 SH       SOLE                      200
DOW CHEMICAL                   COM              260543103       19      850 SH       SOLE                      850
DTE ENERGY                     COM              233331107       10      200 SH       SOLE                      200
DU PONT NEMOURS                COM              263534109       69     1725 SH       SOLE                     1725
DUKE ENERGY                    COM              26441C105      294    14725 SH       SOLE                    14725
EXXON MOBIL                    COM              30231G102      632     8703 SH       SOLE                     8703
GENERAL ELECTRIC               COM              369604103      178    11675 SH       SOLE                    11675
GENERAL MILLS                  COM              370334104       72     1875 SH       SOLE                     1875
HALLIBURTON                    COM              406216101       19      625 SH       SOLE                      625
HEWLETT PACKARD                COM              428236103      113     5025 SH       SOLE                     5025
INT'L BUS MACH                 COM              459200101       87      500 SH       SOLE                      500
JOHNSON & JOHNSON              COM              478160104      371     5825 SH       SOLE                     5825
METLIFE                        COM              59156R108      100     3575 SH       SOLE                     3575
MICRON TECH                    COM              595112103        5      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      294    11815 SH       SOLE                    11815
MYLAN LABS                     COM              628530107       81     4775 SH       SOLE                     4775
NOBLE CORP                     COM                              81     2750 SH       SOLE                     2750
PROCTOR & GAMBLE               COM              742718109      189     2993 SH       SOLE                     2993
STATE STREET                   COM              857477103       18      550 SH       SOLE                      550
US BANCORP                     COM              902973106      494    20975 SH       SOLE                    20975
VERIZON COMM                   COM              92343V104        3       75 SH       SOLE                       75
YUM! BRANDS                    COM              988498101       25      515 SH       SOLE                      515
BARCLAYS BK 6.625% PERP                         06739F390       14      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       22      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       48     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 7.25% CALL 12                  780097713       72     5950 SH       SOLE                     5950
ARTISAN INTL FD                                 04314H204       38 2073.420 SH       SOLE                 2073.420
BARON GROWTH FD                                 068278209     1097 23765.358SH       SOLE                23765.358
INVESCO DEVELOPING MKTS A                       00141T577      295 10650.226SH       SOLE                10650.226
LAUDUS INT'L MRKTMASTERS INST                   808509640      920 58004.132SH       SOLE                58004.132
LAUDUS INT'L MRKTMASTERS INV                    808509889       19 1192.820 SH       SOLE                 1192.820
SCOUT INTL FD                                   81063U503       10  377.747 SH       SOLE                  377.747
ISHARES COMEX GOLD TRUST                        464285105      275 17350.000SH       SOLE                17350.000
ISHARES S&P PREFD INDX                          464288687      373 10470.000SH       SOLE                10470.000
SCHWAB US LARGE CAP                             808524201       33 1240.000 SH       SOLE                 1240.000